Annual Fund Operating Expenses - GABELLI INTERNATIONAL SMALL CAP FUND	Apr. 30, 2021
Class C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	2.40%
Expenses (as a percentage of Assets)	4.40%	[1]
Fee Waiver or Reimbursement	(3.49%)	[1]
Net Expenses (as a percentage of Assets)	0.91%
Class A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.40%
Expenses (as a percentage of Assets)	3.65%	[1]
Fee Waiver or Reimbursement	(2.74%)	[1]
Net Expenses (as a percentage of Assets)	0.91%
Class AAA Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.40%
Expenses (as a percentage of Assets)	3.65%	[1]
Fee Waiver or Reimbursement	(2.74%)	[1]
Net Expenses (as a percentage of Assets)	0.91%
Class I Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	2.40%
Expenses (as a percentage of Assets)	3.40%	[1]
Fee Waiver or Reimbursement	(2.49%)	[1]
Net Expenses (as a percentage of Assets)	0.91%

[1]
“Other Expenses” are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the International Small Cap Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the International Small Cap Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the International Small Cap Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2022, and may be terminated only by the Board of Directors of the Corporation (the “Board”) before such time. The International Small Cap Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the International Small Cap Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.